Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2019	Apr. 30, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Statement [LineItems]
Net Income		$ 1,557	$ 1,497	$ 1,537	$ 4,564	$ 3,756
Other Comprehensive Income (Loss), net of taxes
Reclassification to earnings of (gains) in the period	[1]	(14)	(15)	(7)	(43)	(43)
Other comprehensive income net of tax available for sale financial assets		98	31	9	302	(245)
Net change in unrealized gains (losses) on cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges arising during the period	[2]	290	433	(218)	1,480	(919)
Reclassification to earnings of losses on derivatives designated as cash flow hedges in the period	[3]	36	49	101	122	216
Other comprehensive income net of tax cash flow hedges		326	482	(117)	1,602	(703)
Net gains (losses) on translation of net foreign operations
Unrealized gains (losses) on translation of net foreign operations		(577)	556	145	(46)	114
Unrealized gains (losses) on hedges of net foreign operations	[4]	94	(103)	(43)	4	(93)
Other comprehensive income, net of taxes, translation of net foreign operations		(483)	453	102	(42)	21
Gains (losses) on remeasurement of pension and other employee future benefit plans	[5]	(233)	(2)	204	(383)	303
Gains (losses) on remeasurement of own credit risk on financial liabilities designed at fair value	[6]	31	(98)	26	12	(6)
Items that will not be reclassified to net income		(202)	(100)	230	(371)	297
Other Comprehensive Income (Loss), net of taxes		(261)	866	224	1,491	(630)
Total Comprehensive Income attributable to Equity Holders of the Bank		1,296	2,363	1,761	6,055	3,126
Debt securities [member]
Other Comprehensive Income (Loss), net of taxes
Unrealized gains (losses) on fair value through OCI debt securities arising during the period	[7]	$ 112	$ 46	$ 16	$ 345	$ (202)

[1]	Net of income tax provision of $5 million, $5 million, $3 million for the three months ended, and $15 million, $15 million for the nine months ended, respectively
[2]	Net of income tax (provision) recovery of $(106) million, $(156) million, $78 million for the three months ended, and $(536) million, $318 million for the nine months ended, respectively.
[3]	Net of income tax (recovery) of $(13) million, $(18) million, $(37) million for the three months ended, and $(44) million, $(78) million for the nine months ended, respectively.
[4]	Net of income tax (provision) recovery of $(35) million, $38 million, $16 million for the three months ended, and $(2) million, $34 million for the nine months ended, respectively.
[5]	Net of income tax (provision) recovery of $83 million, $1 million, $(74) million for the three months ended, and $138 million, $(134) million for the nine months ended, respectively.
[6]	Net of income tax (provision) recovery of $(11) million, $36 million, $(12) million for the three months ended, and $(4) million, $(1) million for the nine months ended, respectively.
[7]	Net of income tax (provision) recovery of $(39) million, $(17) million, $(7) million for the three months ended, and $(117) million, $47 million for the nine months ended, respectively.